Loans and Debentures (Schedule of Movements of Reconciliation Liabilities to Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes as a result of cash flows from financing activities
Proceeds from issuance of debentures, less issuance expenses	$ 0	$ 262,750	$ 280,874
Receipt of long-term loans from banks	102,331	343,126	73,236
Interest paid	(25,428)	(31,523)	(24,989)
Costs paid in advance in respect of taking out of loans	(2,845)	(4,991)	(8,556)
Loans and credit [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as at January 1	488,455	615,403
Changes as a result of cash flows from financing activities
Payment in respect of derivative financial instruments	0	0
Proceeds from issuance of debentures, less issuance expenses		0
Receipt of long-term loans from banks	88,651	211,738
Repayment of loans, debentures and lease liabilities	(21,601)	(601,474)
Interest paid	(11,058)	(25,095)
Costs paid in advance in respect of taking out of loans	(2,845)	(4,991)
Net cash (used in)/provided by financing activities	53,147	(419,822)
Changes due to gain of control in subsidiaries		172,163
Effect of changes in foreign exchange rates	51,435	10,820
Changes in fair value, application of hedge accounting and other	(1,416)	0
Increase Decrease Through Interest In Period	27,444	38,803
Other changes and additions during the year		71,088
Balance as at December 31	516,195	488,455	615,403
Loans from holders of interests that do not confer financial control [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as at January 1	139,838	439
Changes as a result of cash flows from financing activities
Payment in respect of derivative financial instruments	0	0
Proceeds from issuance of debentures, less issuance expenses		0
Receipt of long-term loans from banks	13,680	131,388
Repayment of loans, debentures and lease liabilities	(25,617)	0
Interest paid	(2,094)	0
Costs paid in advance in respect of taking out of loans	0	0
Net cash (used in)/provided by financing activities	(14,031)	131,388
Changes due to gain of control in subsidiaries		0
Effect of changes in foreign exchange rates	8,419	2,497
Changes in fair value, application of hedge accounting and other	0	0
Increase Decrease Through Interest In Period	6,764	4,275
Other changes and additions during the year		1,239
Balance as at December 31	124,152	139,838	439
Debentures [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as at January 1	586,600	304,701
Changes as a result of cash flows from financing activities
Payment in respect of derivative financial instruments	0	0
Proceeds from issuance of debentures, less issuance expenses		262,750
Receipt of long-term loans from banks	0	0
Repayment of loans, debentures and lease liabilities	(5,972)	(5,876)
Interest paid	(11,889)	(6,093)
Costs paid in advance in respect of taking out of loans	0	0
Net cash (used in)/provided by financing activities	(17,861)	250,781
Changes due to gain of control in subsidiaries		0
Effect of changes in foreign exchange rates	68,696	17,993
Changes in fair value, application of hedge accounting and other	0	0
Increase Decrease Through Interest In Period	26,728	13,125
Other changes and additions during the year		0
Balance as at December 31	526,771	586,600	304,701
Interest SWAP contracts designated for hedging [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as at January 1	(8,305)	11,014
Changes as a result of cash flows from financing activities
Payment in respect of derivative financial instruments	(923)	(13,933)
Proceeds from issuance of debentures, less issuance expenses		0
Receipt of long-term loans from banks	0	0
Repayment of loans, debentures and lease liabilities	0	0
Interest paid		0
Costs paid in advance in respect of taking out of loans	0	0
Net cash (used in)/provided by financing activities	(923)	(13,933)
Changes due to gain of control in subsidiaries		12,176
Effect of changes in foreign exchange rates	(967)	(487)
Changes in fair value, application of hedge accounting and other	(7,826)	(13,726)
Increase Decrease Through Interest In Period	0	0
Other changes and additions during the year		(3,349)
Balance as at December 31	$ (16,087)	$ (8,305)	$ 11,014